Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 22 – SUPPLEMENTAL CASH FLOW INFORMATION

Set out below are non-cash investing and financing activities during the years ended December 31, 2024, 2023 and 2022:

Non-cash investing and financing activities:

	Year Ended December 31,
	2024	2023	2022
Reallocation of opening deficit to reserve	€-	€(1,028,578)	€(267,222)
Recognition of right-of-use assets from lease extension	€41,944	€-	€-
Recognition of right-of-use assets from lease addition	€-	€19,353	€109,506
Conversion from related party loan to capital contribution	€600,000	€-	€-
Derecognition of right-of-use assets	€-	€-	€34,777

During the years ended December 31, 2024, 2023 and 2022, the Company paid interest of €168,030, €404,093 and €202,368, respectively, and income taxes of €0, €0 and €405,347, respectively.